Award Timing Disclosure	12 Months Ended
May 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Related to the Grant of Equity Awards
Under the Company’s practices, the approval of long-term equity incentive compensation for the Company’s regular annual equity awards (including stock options and RSU and PSU grants to our NEOs) is typically made on or about July 30th each year, after the filing of the company’s Annual Report on Form 10-K. Neither the Board nor the Compensation Committee takes into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
During Fiscal Year 2026, the Company did not grant stock options (or similar awards) to any NEO during any period beginning four business days before and ending one business day after the filing of any company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any company Form 8-K that disclosed any material non-public information.

Award Timing Method	Under the Company’s practices, the approval of long-term equity incentive compensation for the Company’s regular annual equity awards (including stock options and RSU and PSU grants to our NEOs) is typically made on or about July 30th each year, after the filing of the company’s Annual Report on Form 10-K.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Board nor the Compensation Committee takes into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false